PGIM TIPS Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.1%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	10/15/26	5,179	$4,905,476
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	6,929	6,145,231
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	2,378	2,066,206
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	274	233,123
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,699	939,101
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,657	1,629,240
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	1,955	1,144,838
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,387	1,312,174
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	768	722,448
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	4,322	4,036,387
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	1,920	1,856,104
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/32	336	296,384
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	2,794	2,032,980
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	3,921	2,971,186
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	105	76,336
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,497	3,277,973
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	244	177,202
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	635	479,158
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	617	451,915
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/33	78	71,054
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	1,024	980,674
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	3,162	2,936,498
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	140	116,338
U.S. Treasury Inflation Indexed Bonds, TIPS	1.500	02/15/53	778	630,294
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	607	594,044
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/34	661	631,008
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	3,221	3,188,411
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	6,309	6,294,621
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	954	963,205
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	8,846	9,535,213
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	892	933,724

Total Long-Term Investments (cost $65,567,726)				61,628,546

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $387,234)(wb)	387,234	$387,234

TOTAL INVESTMENTS 99.7% (cost $65,954,960)		62,015,780
Other assets in excess of liabilities 0.3%		163,339

Net Assets 100.0%		$62,179,119

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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